ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31,	December 31,
	2023	2022
	US$	US$
Accrued payroll and welfare	46,444	62,311
Accounts payable	24,508	22,075
Advance from customers	385,975	80,000
Payables for professional fees	192,074	69,552
Payables for borrowing Filecoin for initial pledge of the Filecoin mining business	434,237	—
Income taxes payable	—	2,294
Other taxes payable	3,292	258
Payable financing advisory fees	480,000	—
Other operating and management expenses	22,032
Total accrued expenses and other current liabilities	$1,588,562	$236,490